Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,050,592.76

Principal:
Principal Collections	$22,534,446.38
Prepayments in Full	$16,411,833.00
Liquidation Proceeds	$275,858.58
Recoveries	$13,207.00
Sub Total	$39,235,344.96
Collections	$41,285,937.72

Purchase Amounts:
Purchase Amounts Related to Principal	$37,080.60
Purchase Amounts Related to Interest	$29.43
Sub Total	$37,110.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,323,047.75

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,323,047.75
Servicing Fee	$838,358.01	$838,358.01	$0.00	$0.00	$40,484,689.74
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,484,689.74
Interest - Class A-2 Notes	$34,246.27	$34,246.27	$0.00	$0.00	$40,450,443.47
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$40,336,678.47
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$40,281,553.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,281,553.47
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$40,258,529.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,258,529.30
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$40,240,324.63
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,240,324.63
Regular Principal Payment	$36,131,685.60	$36,131,685.60	$0.00	$0.00	$4,108,639.03
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,108,639.03
Residual Released to Depositor	$0.00	$4,108,639.03	$0.00	$0.00	$0.00

Total		$41,323,047.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,131,685.60
Total					$36,131,685.60
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$36,131,685.60	$79.40	$34,246.27	$0.08	$36,165,931.87	$79.48
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$36,131,685.60	$27.46	$244,365.11	$0.19	$36,376,050.71	$27.65

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$241,738,359.05	0.5312230	$205,606,673.45	0.4518232
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$897,588,359.05	0.6821202	$861,456,673.45	0.6546620

Pool Information
Weighted Average APR	2.421%	2.407%
Weighted Average Remaining Term	51.19	50.33
Number of Receivables Outstanding	34,764	33,942
Pool Balance	$1,006,029,612.63	$966,679,121.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$935,706,749.67	$898,984,806.71
Pool Factor	0.7107243	0.6829246

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$67,694,315.27
Targeted Overcollateralization Amount	$105,222,448.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$105,222,448.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		54	$91,272.09
(Recoveries)		5	$13,207.00
Net Loss for Current Collection Period			$78,065.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0931%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1525%
Second Prior Collection Period			0.1074%
Prior Collection Period			0.0298%
Current Collection Period			0.0950%
Four Month Average (Current and Prior Three Collection Periods)			0.0962%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		593	$653,539.91
(Cumulative Recoveries)			$73,633.90
Cumulative Net Loss for All Collection Periods			$579,906.01
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0410%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,102.09
Average Net Loss for Receivables that have experienced a Realized Loss			$977.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.69%	217	$6,686,848.76
61-90 Days Delinquent	0.06%	17	$603,611.98
91-120 Days Delinquent	0.02%	5	$185,588.34
Over 120 Days Delinquent	0.01%	3	$100,059.40
Total Delinquent Receivables	0.78%	242	$7,576,108.48

Repossession Inventory:
Repossessed in the Current Collection Period		8	$197,853.92
Total Repossessed Inventory		15	$460,622.82

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0618%
Prior Collection Period			0.0863%
Current Collection Period			0.0737%
Three Month Average			0.0739%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0920%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	11

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	168	$5,704,585.20
2 Months Extended	130	$4,542,236.85
3+ Months Extended	26	$812,963.15

Total Receivables Extended	324	$11,059,785.20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer